Capitalized contract costs (Tables)	12 Months Ended
Dec. 31, 2018
Capitalized contract costs
Schedule of capitalized contract costs

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Capitalized contract costs	373	380	617
Total capitalized contract costs	373	380	617

	2018	2017	2016
Expensed contract costs	355	314	435